SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Fair value
Equity securities with readily determinable fair value	¥ 2,908	¥ 89		$ 418
Property and equipment - Total Loss for the Year	3	35	¥ 169
Impairment loss of investment	10	0	0
Long-lived asset impairment loss	3	¥ 35	¥ 169
Convertible senior notes
Fair value
Long-term bank borrowings, current portion	3,290
Fair value of long term debt	¥ 3,711
Revenue growth rate
Fair value
Measurement input	4	4	4	4
Discount rate
Fair value
Measurement input	20	20	20	20
Recurring basis | Fair value
Fair value
Equity securities with readily determinable fair value	¥ 2,908	¥ 4,111
Available-for-sale debt securities	220	320
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Equity securities with readily determinable fair value	2,908	4,111
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Available-for-sale debt securities	220	320
Non-recurring basis
Fair value
Property and equipment		10	¥ 52
Non-recurring basis | Carrying value
Fair value
Property and equipment	3	45	221
Long-term investments	¥ 10	0	0
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment		¥ 10	¥ 52